Leases - Schedule Of Supplemental Cash Flow Information Related To Leases (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 1,462,258
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	4,343,760
Total	$ 5,806,018